Note 11 - Share Capital (Details Textual)		12 Months Ended
	May 30, 2017	Nov. 30, 2021 CAD ($) $ / shares shares		Nov. 30, 2020 CAD ($) $ / shares shares
Statement Line Items [Line Items]
Percentage of shares issued reserved for issuance for options granted		10.00%
Increase (decrease) in number of shares outstanding through exercise of options (in shares)		1,154,918		4,342,064
Weighted average share price (in CAD per share) | $ / shares		$ 2.02		$ 2.33
Number of share options exercised in share-based payment arrangement		1,197,850	[1]	4,359,750	[2]
Increase (decrease) in number of shares outstanding through exercise of options on net exercise basis (in shares)		37,068		17,314
Number of share options exercised on net exercise basis in share-based payment arrangement (in shares)		80,000		35,000
Share options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees and consultants | $		$ 1,744,490		$ 2,335,974
Restricted share rights [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees and consultants | $		$ 116,284		$ 288,552
Bellhaven Copper and Gold Inc. [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding through exercise of options (in shares)		26,738
Number of share options exercised in share-based payment arrangement		106,952
Weighted average exercise price of shares exercised (in CAD per share) | $ / shares		$ 1.00
Weighted average share price (in CAD per share) | $ / shares		$ 2.09
Bellhaven Copper and Gold Inc. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in project	100.00%
Shares issued for acquisition, exchange ratio	0.25
Top of range [member]
Statement Line Items [Line Items]
Maximum term of options granted for share-based payment arrangement (Year)		5 years

[1]	During the year ended November 30, 2021, the Company issued 1,154,918 common shares at weighted average trading prices of $2.02. The common shares were issued pursuant to the exercise of 1,197,850 share options, of which 37,068 common shares were issued pursuant to the exercise of 80,000 share options on a net exercise basis.
[2]	During the year ended November 30, 2020, the Company issued 4,342,064 common shares at weighted average trading prices of $2.33. The common shares were issued pursuant to the exercise of 4,359,750 share options, of which 17,314 common shares were issued pursuant to the exercise of 35,000 options on a net exercise basis.